Columbia Funds Series Trust
290 Congress Street
Boston, MA 02210
September 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust (the Registrant)
Columbia California Intermediate Municipal Bond Fund
Columbia Short Duration Municipal Bond Fund

Post-Effective Amendment No. 220
File No. 333-89661 /811-09645
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 220 (Amendment). This Amendment was filed electronically on August 24, 2026.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Series Trust